Loan from Related Party (Details) - USD ($)				1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 26, 2023	Oct. 30, 2022	Aug. 31, 2022	Aug. 31, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Loan from Related Party [Line Items]
Loan payment received					$ 745,000
Aggregate initial amount				$ 745,000
Credit facility	$ 745,000
Accumulated interest expenses						$ 7,073	$ 10,396
Medigus [Member]
Loan from Related Party [Line Items]
Loan payment received			$ 250,000				$ 500,000
Interest rate			8.00%
Loan repaid		$ 250,000
Aggregate initial amount		625,000
Additional payment						$ 40,000
Medigus Loan [Member]
Loan from Related Party [Line Items]
Accrued interest		$ 4,876